LEASES - Lease Liabilities Classification (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Lease liabilities	$ 5,686	$ 446
Non-current lease liabilities	117,029	3,346
Total lease liabilities	$ 122,715	$ 3,792	$ 4,310